MARKETABLE SECURITIES	12 Months Ended
Mar. 31, 2023
MARKETABLE SECURITIES
MARKETABLE SECURITIES
4.	MARKETABLE SECURITIES

As at March 31, 2023, the fair value of its current holdings was $139,284 (March 31, 2022 - $311,293) and the negative change of fair value adjustment of $167,890 for the year ended March 31, 2023 (March 31, 2022 – negative change of fair value adjustment of $715,125). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on TSX-V exchange.

As at March 31, 2023, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase(Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	79,750	(827,750)
Carlyle Commodities Corp - Warrants	550,000	727,000	45,000	(682,000)
Other	1,680,725	14,237	14,534	297
Total	2,780,725	1,648,737	139,284	(1,509,453)

During the year ended March 31, 2023, the Company sold some of its holdings of marketable securities and realized a loss of $2,429.